Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	As of December 31,
(in thousands)	2015	2016
Capitalized software and software development costs	€4,517	€7,302
Computer equipment	5,186	8,358
Furniture and fixtures	1,963	2,743
Office equipment	394	1,009
Leasehold improvements	964	1,811
Subtotal	13,024	21,223
Less: accumulated depreciation	5,024	10,096
Construction in process	4,853	35,735
Property and equipment, net	€12,853	€46,862